Stock-Based Compensation (Details) - Schedule of Grand Date Fair Value of Options Granted	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation (Details) - Schedule of Grand Date Fair Value of Options Granted [Line Items]
Dividend yield
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of Grand Date Fair Value of Options Granted [Line Items]
Risk-free interest rate	4.51%
Expected option term (years)	3 years 9 months 18 days
Expected share price volatility	61.10%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of Grand Date Fair Value of Options Granted [Line Items]
Risk-free interest rate	4.67%
Expected option term (years)	5 years
Expected share price volatility	66.30%